Share Options (Details) - Schedule of total compensation cost related to all of the company’s equity-based awards recognized - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of total compensation cost related to all of the Company’s equity-based awards recognized [Abstract]
Compensation cost	$ 176	$ 112
Research and Development Expense [Member]
Schedule of total compensation cost related to all of the Company’s equity-based awards recognized [Abstract]
Compensation cost	122	71
Selling and Marketing Expense [Member]
Schedule of total compensation cost related to all of the Company’s equity-based awards recognized [Abstract]
Compensation cost	14	27
General and Administrative Expense [Member]
Schedule of total compensation cost related to all of the Company’s equity-based awards recognized [Abstract]
Compensation cost	$ 40	$ 14